Contingencies (Loss Contingencies) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Guarantor Obligations, Term		less than one year to no more than 16 years
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 2,693	$ 2,693
Obligations number of agreements | agreement	140	140
Litigation Contingencies
Commitments and Contingencies (see Notes 12 and 13)
Environmental Remediation Contingency [Domain]
Environmental Contingencies
Liability recorded for projected environmental remediation costs	10	10	4
Guarantee Obligations [Member]
Loss Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 2,406	$ 2,406
Obligations number of agreements | agreement	81	81
Litigation
Litigation Contingencies
Aggregate reserves for claims deemed both probable and reasonably estimable	$ 22	$ 22	$ 23
Parent Company [Member] | Guarantees [Member]
Loss Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 2,400	$ 2,400
Obligations number of agreements | agreement	81	81
AES Tiete [Domain] | Compensation from Concession Agreement
Litigation Contingencies
Deferred Compensation Arrangement with Individual, Requisite Service Period	2 years 8 months 12 days
AES Tiete | Compensation from Concession Agreement
Litigation Contingencies
Reversal of Cost of Goods Sold				$ 6
Other Intangible Assets, Net				184
Commitments and Contingencies (see Notes 12 and 13)				$ 190
Unsecured Debt [Member] | Financial Standby Letter of Credit [Member]
Loss Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 128	$ 128
Obligations number of agreements | agreement	39	39
Secured Debt [Member] | Financial Standby Letter of Credit [Member]
Loss Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 34	$ 34
Obligations number of agreements | agreement	16	16
Secured Debt [Member] | Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 123	$ 123
Obligations number of agreements | agreement	2	2
Secured Debt [Member] | Surety Bond
Loss Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 2	$ 2
Obligations number of agreements | agreement	2	2
Minimum [Member] | Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		1.00%
Minimum [Member] | Guarantee Obligations [Member]
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	$ 1	$ 1
Minimum [Member] | Litigation
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	51	51
Minimum [Member] | Unsecured Debt [Member] | Financial Standby Letter of Credit [Member]
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	1	1
Minimum [Member] | Secured Debt [Member] | Financial Standby Letter of Credit [Member]
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	1	1
Minimum [Member] | Secured Debt [Member] | Surety Bond
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	1	1
Minimum [Member] | Line of Credit | Financial Standby Letter of Credit [Member]
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	59	$ 59
Maximum [Member] | Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		3.00%
Maximum [Member] | Environmental Remediation Contingency [Domain]
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	12	$ 12
Maximum [Member] | Guarantee Obligations [Member]
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	400	400
Maximum [Member] | Litigation
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	88	88
Maximum [Member] | Unsecured Debt [Member] | Financial Standby Letter of Credit [Member]
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	36	36
Maximum [Member] | Secured Debt [Member] | Financial Standby Letter of Credit [Member]
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	15	15
Maximum [Member] | Secured Debt [Member] | Surety Bond
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	1	1
Maximum [Member] | Line of Credit | Financial Standby Letter of Credit [Member]
Environmental Contingencies
Loss Contingency, Estimate of Possible Loss	$ 64	$ 64